COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
18. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2016, commitments outstanding for the purchases of property, plant and equipment approximated $4.7 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The operating lease commitments as of December 31, 2016 were principally for the housing rental from Daqo New Material and Daqo Group. The lease expense was $1,071,287, $1,050,661 and $1,024,970 for the year ended December 31, 2014, 2015 and 2016, respectively.

Future minimum lease payments are as follows:

Year ending December 31
2017	$991,142
2018	$991,142
2019	$961,538
Total	$2,943,822